Stockholders' equity and reserves (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Stockholders' Equity and Reserves [Line Items]
Disclosure of detailed Information about capital stocks held by the family trusts [Text Block]
After the sale of the shares, the Company’s capital stock was as follows:

	Before the Transaction		After the Transaction
	Shares (1)	Position	Shares (1)	Position
Familiar Trusts	496,500,000	82.75%	439,500,000	73.25%
- Control Trust	312,000,000	52.00%	312,000,000	52.00%
- Placement Trust	184,500,000	30.75%	127,500,000	21.25%
Floating Position (2)	103,500,000	17.25%	160,500,000	26.75%

(1)	All Series B shares with voting power.
(2)	Operating at the BMV and the NYSE.

Disclosure of detailed information about stockholders with one percent or more interest in the company excluding family trusts [Text Block]
Based on the information provided to the Company, as of December 31, 2018, stockholders with 1% or more interest in the Company, in addition to the family trusts, are as follows:

	Shares	Position
Renaissance Technologies LLC	7,559,952	1.26%

Disclosure of detailed information about movements of reserve for acquisition of shares [text block]
The following table shows the movements of the reserve for acquisition of shares during the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
Balance as of January 1	20,000	-	10,000
(+) Total shares purchased	86,928	20,000	100,157
(-) Total shares sold	(20,000)	-	(110,157)
Balance as of December 31	86,928	20,000	-

Disclosure Of Detailed Information Of Income Tax Balances of Stockholders' Equity [text Block]
CUFIN	Balance as 2013	Balance from 2014	Total
IBSA individual	$7,221,441	7,732,775	14,954,216
IBSA Consolidated	7,595,797	15,170,021	22,765,818